Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of the income tax expense/(benefit) related to continuing operations,

	Year ended December 31, 2011	Year ended December 31, 2010
U.S. Federal:
Current	$—	$—
Deferred	—	—
U.S. State:
Current	—	—
Deferred	—	—

	$—	$—

Reconciliation between income tax benefit at the U.S. federal statutory rate

	Year ended December 31, 2011	Year ended December 31, 2010
Tax benefit at U.S. federal statutory rate	$(10,958,402)	$(4,490,789)
Increase in domestic valuation allowance	8,880,185	5,077,136
State income taxbenefit before valuation allowance, net of federal benefit	(1,370,399)	(789,894)
Derivative revaluation expense	1,908,031	—
Warrant revaluation expense	1,666,943	162,831
Other	(126,358)	40,716

	$—	$—

Components of the Company's net deferred tax liabilities

	December 31, 2011	December 31, 2010
Deferred tax liabilities:
Intangible assets	$2,500,000	$2,500,000

Total deferred tax liabilities	$2,500,000	$2,500,000

Deferred tax assets:
Loss carryforwards	$39,059,449	$31,162,384
Property and equipment	1,390,315	1,460,890
Accrued expenses and other	1,165,103	1,285,007
Stock compensation	2,103,702	930,103

Total deferred tax assets	43,718,569	34,838,384
Less: valuation allowance	(43,718,569)	(34,838,384)

Total deferred tax assets	$—	$—

Net deferred tax liabilities	$2,500,000	$2,500,000